Principal activities and organization (Details Narrative) $ / shares in Units, ¥ in Thousands							1 Months Ended	12 Months Ended
	Oct. 13, 2025 $ / shares shares	Jun. 23, 2025 USD ($) $ / shares shares	Nov. 07, 2024 shares	Oct. 29, 2024 shares	Mar. 07, 2024 shares	May 29, 2023	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares	Nov. 15, 2022 $ / shares	Aug. 15, 2022 $ / shares	Aug. 04, 2022
Stock split descripition						the Company’s board of directors approved to effect a one-for-two stock split of its Class A ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 (retrospectively adjusted as US$0.0004 after the Stock Consolidation* (see definition below)) was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 (retrospectively adjusted as US$0.0002 after the Stock Consolidation* (see definition below)) each without any action on the part of the shareholder.
Issuance of shares | shares	250,000,000
Shares issued, price per share								$ 1.00
Common stock, par value	$ 0.0002
Gain on dissolution of subsidiaries										¥ 971
Common Class A [Member]
Stock split descripition						the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 (retrospectively adjusted as US$0.0004 after the Stock Consolidation*) was automatically split to two issued and outstanding Class A ordinary shares with par value of US$0.000005 (retrospectively adjusted as US$0.0002 after the Stock Consolidation*) each without any action on the part of the shareholder.
Issuance of shares | shares	235,000,000				37,500
Shares issued, price per share														$ 0.0004
Repurchase of stock | shares			2,406	2,406				2,406	2,406
Common stock, par value	$ 0.0002							$ 0.0002				$ 0.0002	$ 0.00001	$ 0.00001
Common Class B [Member]
Issuance of shares | shares	15,000,000
Common stock, par value	$ 0.0002							$ 0.0002				$ 0.0002
IPO [Member]
Issuance of shares | shares		803,750					37,500
Shares issued, price per share		$ 8.00					$ 160.00
Gross proceeds | $		$ 6,430					$ 6,000
IPO [Member] | Common Class A [Member]
Issuance of shares | shares		803,750
Shares issued, price per share		$ 8.00
Gross proceeds | $		$ 6,430
Lucas Star Holding Limited [Member]
Equity owner ship percentage															100.00%
Qingdao Luogaoshi Consulting Co Ltd [Member]
Equity owner ship percentage								100.00%
Consideration to acquire equity investment | ¥									¥ 100
Qingdao Luogaoshi [Member]
Equity owner ship percentage								99.00%
Consideration to acquire equity investment | ¥									¥ 386,400